NF_Fidelity Short-Term Bond Fund_Class I Pro-01 | Fidelity® Short-Term Bond Fund
Fund Summary Fund/Class: Fidelity® Short-Term Bond Fund/Fidelity Advisor® Short-Term Bond Fund I
Investment Objective
The fund seeks to obtain a high level of current income consistent with preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Short-Term Bond Fund}	NF_Fidelity Short-Term Bond Fund_Class I Pro-01 Fidelity® Short-Term Bond Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Short-Term Bond Fund}	NF_Fidelity Short-Term Bond Fund_Class I Pro-01 Fidelity® Short-Term Bond Fund Fidelity Advisor Short-Term Bond Fund-Class I Advisor
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%	[1]
Total annual operating expenses	0.51%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Short-Term Bond Fund}	NF_Fidelity Short-Term Bond Fund_Class I Pro-01 Fidelity® Short-Term Bond Fund Fidelity Advisor Short-Term Bond Fund-Class I Advisor USD ($)
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. 1-3 Year Government/Credit Bond Index.
  Normally maintaining a dollar-weighted average maturity of three years or less.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Short-Term Bond Fund, a class of shares of the fund, from year to year and compares the performance of this class shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity® Short-Term Bond Fund, a class of shares of Fidelity® Short-Term Bond Fund.

Performance history will be available at www.advisor.fidelity.com for Class I after Class I has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart for Fidelity® Short-Term Bond Fund:	Returns	Quarter ended
Highest Quarter Return	2.95%	September 30, 2009
Lowest Quarter Return	-2.36%	December 31, 2008
Year-to-Date Return	0.93%	March 31, 2016

Average Annual Returns*

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Fidelity® Short-Term Bond Fund are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

* The returns shown above are for Fidelity® Short-Term Bond Fund, a class of shares of the fund that is not offered through this prospectus. Class I would have substantially similar annual returns to Fidelity® Short-Term Bond Fund because the classes are invested in the same portfolio of securities. Class I's returns would differ from Fidelity® Short-Term Bond Fund's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity® Short-Term Bond Fund} - NF_Fidelity Short-Term Bond Fund_Class I Pro-01 - Fidelity® Short-Term Bond Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Short-Term Bond Fund-Retail Class | Return Before Taxes	0.67%	1.26%	1.97%
Fidelity Short-Term Bond Fund-Retail Class | After Taxes on Distributions	0.23%	0.85%	1.12%
Fidelity Short-Term Bond Fund-Retail Class | After Taxes on Distributions and Sales	0.38%	0.80%	1.20%
Barclays® U.S. 1-3 Year Government/Credit Bond Index(reflects no deduction for fees, expenses,or taxes)	0.65%	0.98%	2.74%